Inventories	12 Months Ended
Mar. 31, 2025
Disclosure Of Inventories [Abstract]
Inventories
12.	Inventories

	March 31, 2025	March 31, 2024
Trade inventories*	3,959,492	3,393,317
	3,959,492	3,393,317

*	Includes project inventory of ₹3,659,693 (previous year: ₹ 3,034,240)